Registration No. 33-76030
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No. 9
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           | |
           Amendment No.
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------



            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                   DODIE KENT
                      ASSISTANT VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|     On September 1, 2000 pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


This Post Effective Amendment No. 9 ("PEA") to the Form N-4 Registration Statement No. 033-76030 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account Nos. 51 and 66 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the RIA Prospectus or Statement of Additional Information, dated May 1, 2000 or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 033-76030), filed with the Commission on April 26, 2000, are incorporated by reference).



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THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED
SEPTEMBER 1, 2000 TO THE MAY 1, 2000 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR RETIREMENT INVESTMENT ACCOUNT
-----------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectus and SAI, as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

1.  NEW VARIABLE INVESTMENT OPTIONS:

 The following is added to the Prospectus under "Fee table":

A. We anticipate making available through Separate Account No. 66 the variable investment options described below on or about October 23, 2000, subject to regulatory approval.

    -------------------------------------------------------------------------------------------------------------------
     VARIABLE       OBJECTIVE                 INVESTMENT           MANAGEMENT     12B-1   OTHER EXPENSES   TOTAL
     INVESTMENT                               ADVISOR (1)          FEE(2)         FEE(3)  (AFTER EXPENSE   ANNUAL
     OPTION                                                                               LIMITATION) (4)  EXPENSES (5)
    -------------------------------------------------------------------------------------------------------------------
     EQ/JANUS       LONG-TERM GROWTH  IN A    JANUS CAPITAL        0.90%          0.25%   0.00%            1.15%
     LARGE CAP      MANNER THAT IS            CORPORATION
     GROWTH         CONSISTENT WITH
                    PRESERVATION OF CAPITAL
    -------------------------------------------------------------------------------------------------------------------
     FI MID CAP     LONG-TERM GROWTH OF       FIDELITY             0.70%          0.25%   0.05%            1.00%
                    CAPITAL                   MANAGEMENT &
                                              RESEARCH COMPANY
    -------------------------------------------------------------------------------------------------------------------
     EQ/AXP NEW     LONG-TERM GROWTH OF       AMERICAN EXPRESS     0.65%          0.25%   0.05%            0.95%
     DIMENSIONS     CAPITAL                   FINANCIAL
                                              CORPORATION
    -------------------------------------------------------------------------------------------------------------------
     EQ/AXP         LONG-TERM GROWTH OF       AMERICAN EXPRESS     0.70%          0.25%   0.05%            1.00%
     STRATEGY       CAPITAL                   FINANCIAL
     AGGRESSIVE                               CORPORATION
    -------------------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.
(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.
(4) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreements.
(5) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Total Annual Expenses. Each of these Portfolios will commence operations on or about September 1, 2000 and we have estimated that absent the expense limitation, the "Other Expenses" for 2000 on an annualized basis for each of the portfolios would be: .10% for EQ/Janus Large Cap Growth; and .09% for FI Mid Cap, EQ/AXP Strategy Aggressive and EQ/AXP New Dimensions. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information, see the prospectus for EQ Advisors Trust.


RIA -127556

B.  Examples with respect to the new variable investment options:

The examples below show the expenses that a plan would pay in the situations illustrated. We assume a single contribution of $1,000 invested in one of the Funds listed and a 5% annual return is earned on assets in that Fund. Other than as indicated in the next sentence, the charges used in the examples are the maximum charges that can apply under any contract to which this Supplement relates. For purposes of these examples, the ongoing operations fee is computed by reference to the actual aggregate ongoing operations fee as a percentage of total assets by employer plans other than corporate plans. See "About registered units" under "More Information." These examples assume that no loan has been taken and do not reflect PRS charges or a charge for premium taxes, none of which may apply to any particular participant.

IF THE ENTIRE EMPLOYER PLAN BALANCE IS      1 Year          3 Years           5 Years          10 Years
WITHDRAWN AT THE END OF EACH PERIOD         ------          -------           -------          --------
SHOWN, THE EXPENSE WOULD BE:
EQ/Janus Large Cap Growth                   $  81.78        $  116.41         $  152.48        $  229.11
FI Mid Cap                                  $  80.32        $  111.91         $  144.84        $  212.72
EQ/AXP New Dimensions                       $  79.83        $  110.41         $  142.28        $  207.20
EQ/AXP Strategy Aggressive                  $  80.32        $  111.91         $  144.84        $  212.72


IF THE ENTIRE EMPLOYER PLAN BALANCE IS      1 Year          3 Years           5 Years          10 Years
NOT WITHDRAWN AT THE END OF EACH            ------          -------           -------          --------
PERIOD SHOWN, THE EXPENSE WOULD BE:
EQ/Janus Large Cap Growth                   $  19.98         $  61.77         $  106.10        $  229.11
FI Mid Cap                                  $  18.42         $  57.03         $   98.11        $  212.72
EQ/AXP New Dimensions                       $  17.90         $  55.44         $   95.43        $  207.20
EQ/AXP Strategy Aggressive                  $  18.42         $  57.03         $   98.11        $  212.72

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

2.  VARIABLE INVESTMENT OPTION NAME CHANGES:

Effective October 6, 2000, the name of the Alliance Equity Index variable investment option has been changed to EQ Equity 500 Index, which reflects the corresponding name change of the underlying EQ Advisors Trust. All references to this variable investment option and the corresponding portfolio in the Prospectus are hereby changed to the new name.

3.  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO CHANGE IN ADVISOR:

The EQ Advisors Trust Board of Trustees approved T. Rowe Price International, Inc. as the new advisor for the T. Rowe Price International Stock Portfolio. The terms and conditions, including fees, of the investment advisory agreement have not changed. The new advisor is the successor company to the old advisor. References to Rowe Price-Fleming International, Inc. in each Prospectus are hereby changed to T. Rowe Price International, Inc.




RIA -127556

                              SIGNATURES



         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 31st day of August, 2000.




                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Maureen K. Wolfson
                                               -------------------------
                                                   Maureen K. Wolfson
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 31st day of August, 2000.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Maureen K. Wolfson
                                               ------------------------
                                                   Maureen K. Wolfson
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                          Senior Vice President and Controller



*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams





*By: /s/ Maureen K. Wolfson
    -------------------------
        Maureen K. Wolfson
        Attorney-in-Fact
        August 31, 2000






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